Convertible Loan Payable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Fair Value Assumptions of Conversion Features

At June 30, 2020, the fair value of the conversion features were estimated using the Binomial model to determine the fair value of conversion features using the following assumptions:

Principal Amount	June 30, 2019	June 30, 2020
Expected life	365 days	31 days
Volatility	100%	100%
Risk free interest rate	1.75%	1.52%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Additional Amount	June 30, 2019	June 30, 2020
Expected life	365 days	31 days
Volatility	100%	100%
Risk free interest rate	1.75%	1.23%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Schedule of Fair Value of Derivative Warrant Liabilities

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

Principal Amount	June 30, 2019	June 30, 2020
Expected life	349 days	Expired
Volatility	100%
Risk free interest rate	1.95%
Dividend yield	0%
Share price	$0.05
Fair value	$0	$0
Change in derivative liability		$0

Additional Amount	June 30, 2019	June 30, 2020
Expected life	405 days	40 days
Volatility	100%	100%
Risk free interest rate	1.84%	1.49%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Schedule of Convertible Loan Outstanding Interest Payable
Amount

Balance, June 30, 2019	$1,744,327
Accretion expense	146,266
Loss on loan extinguishment	9,407
Partial extinguishment	(300,000)
Balance, June 30, 2020 and September 30, 2020	$1,600,000

Amount

Balance, June 30, 2018	$70,820
Proceeds on issuance	500,000
Debt issue costs	(238,455)
Conversion feature valuation	(205,444)
Warrant valuation	(221,256)
Accretion expense	734,589
Loss on loan extinguishment	1,204,073
Partial extinguishment	(100,000)
Balance, June 30, 2019	$1,744,327
Accretion expense	146,266
Loss on loan extinguishment	9,407
Partial extinguishment	(300,000)
Balance, June 30, 2020	$1,600,000